Net income (loss) per Share - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted shares and stock options
Net Loss per Share
Potentially dilutive securities			1,094,413
Convertible note and warrant
Net Loss per Share
Potentially dilutive securities	6,980,769	6,980,769